Business Description and Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Lease Liabilities Recognized in the Consolidated Statement Financial Position

The following table reconciles operating lease commitments at December 31, 2018 to lease liabilities recognized in the consolidated statement of financial position at January 1, 2019, the date of initial application:

January 1,
2019
Operating lease commitments at December 31, 2018	329
Leases beginning after January 1, 2019	(65)
Operating lease commitments subject to IFRS 16	264
Discounted at 4.1%, the weighted-average incremental borrowing rate at January 1, 2019	(26)
Exemption for short-term leases	(41)
Lease liabilities at January 1, 2019	197

Summary of Impacts on the consolidated statement of financial position

The following table sets forth the adoption impacts on the consolidated statement of financial position at January 1, 2019:

	December 31,		January 1,

	2018 As	IFRS 16 Adoption	2019
	Reported	Adjustment	Opening Balance
Other financial assets—current	76	6	82
Prepaid expenses and other current assets	434	(5)	429
Computer hardware and other property, net	473	128	601
Other financial assets—non-current	53	34	87
Total assets	17,047	163	17,210
Payables, accruals and provisions	1,549	(31)	1,518
Other financial liabilities—current	95	43	138
Provisions and other non-current liabilities	1,268	(14)	1,254
Other financial liabilities—non-current	79	154	233
Total liabilities	7,821	152	7,973
Retained earnings	4,755	11	4,766